SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers equipment and software	33

SUMMARY OF ASSETS AND LIABILITIES THAT ARE MEASURED AND RECOGNIZED AT FAIR VALUE

The following table summarizes fair value measurements by level at December 31, 2021 measured at fair value on a recurring basis:

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets	In U.S. dollars
None	-	-	-	-

Liabilities
Convertible Loans	-	-	2,379,629	2,379,629
Warrants	259,892	-	-	259,892